Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000144520
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.35%		2.64%
Without Sales Load [Member] | C000193185
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%	1.38%	2.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)		1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)	1.44%
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	1.54%		2.66%
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	1.54%	2.90%